Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,395.8	$ 1,204.4
Accumulated depreciation and amortization	(785.1)	(721.1)
Property and equipment, net	610.7	483.3
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30.4	28.1
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	202.9	186.9
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	138.6	111.7
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	846.0	718.6
Furniture, Fixture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 177.9	$ 159.1